Income Taxes - Net Operating Loss Carryforwards (Details) - Tax Years Beginning - Federal - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating loss carryforwards
Net operating loss carryforwards	$ 5.3	$ 5.6
Carryforward expiration	Jan. 01, 2032